Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation "Actually Paid" to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation "Actually Paid" to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in thousands)	Adjusted EBITDA(8) (non-GAAP) (in thousands)
					Company TSR(5)	Peer Group TSR(5)(6)
2023	$3,862,232	$2,599,487	$2,498,242	$2,742,587	$36.05	$152.01	($27,894)	$267,683
2022	$3,379,449	($4,562,882)	$2,198,124	$572,427	$31.82	$113.62	($78,255)	$257,283
2021	$7,741,052	$12,327,052	$1,753,698	$2,678,593	$83.54	$149.49	($136,171)	$433,712
2020	—	—	$3,185,057	$2,100,096	$52.66	$120.71	($672,397)	$413,895

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
Reflects compensation for Michael Reed, our Chief Executive Officer, for 2023, 2022 and 2021 as reported in the Summary Compensation Table for the applicable year. For 2020, our Chief Executive Officer was an employee of, and was compensated exclusively by our former manager and our former manager did not disclose to our Board the compensation paid to him. The PEO received a special inducement equity award at the start of his employment by the Company in 2021.
Reflects the average compensation for the non-PEO NEOs in each respective year based on compensation amounts reported in the Summary Compensation Table for the applicable year. Douglas Horne was the only non-PEO NEO for 2023, 2022 and 2021. The non-PEO NEOs for 2020 were Paul Bascobert, Alison Engel, and Douglas Horne.

Peer Group Issuers, Footnote	The peer group used for this purpose is the S&P 1500 Publishing & Printing index.
PEO Total Compensation Amount	$ 3,862,232	$ 3,379,449	$ 7,741,052
PEO Actually Paid Compensation Amount	$ 2,599,487	(4,562,882)	12,327,052
Adjustment To PEO Compensation, Footnote
The dollar amounts reported in this column represent the amount of compensation "actually paid" to the PEO in 2023, 2022 and 2021 as computed in accordance with the SEC's pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for PEO pursuant to the SEC's rules to determine Compensation "Actually Paid" to PEO:

PEO
2023
Summary Compensation Table Total for PEO	$3,862,232
Adjustments:
Deduct: Grant date fair value of equity awards granted during fiscal year as reported in the Summary Compensation Table	$1,697,623
Add: Fair value of equity awards granted in current fiscal year – value at year-end	$2,078,510
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$58,345
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$19,463
Deduct: Fair value of equity awards that were cancelled in current fiscal year - value at prior fiscal year-end	$1,721,440
Compensation "Actually Paid" to PEO	$2,599,487

Non-PEO NEO Average Total Compensation Amount	$ 2,498,242	2,198,124	1,753,698	$ 3,185,057
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,742,587	572,427	2,678,593	2,100,096
Adjustment to Non-PEO NEO Compensation Footnote
The dollar amounts reported in this column represent the average amount of compensation "actually paid" to the non-PEO NEOs in each respective year, as computed in accordance with the SEC's pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC's rules to determine Average Compensation "Actually Paid" to non-PEO NEOs:

Other non-PEO NEOs (Average)
2023
Summary Compensation Table Total for non-PEO NEOs	$2,498,242
Adjustments:
Deduct: Grant date fair value of equity awards granted during fiscal year as reported in Summary Compensation Table	$640,873
Add: Fair value of equity awards granted in current fiscal year – value at year-end	$787,097
Add: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$58,689
Add: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$39,432
Compensation "Actually Paid" to non-PEO NEOs	$2,742,587

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	•Adjusted EBITDA •Digital Revenues •Total Stockholder Return
Total Shareholder Return Amount	$ 36.05	31.82	83.54	52.66
Peer Group Total Shareholder Return Amount	152.01	113.62	149.49	120.71
Net Income (Loss)	$ (27,894,000)	$ (78,255,000)	$ (136,171,000)	$ (672,397,000)
Company Selected Measure Amount	267,683,000	257,283,000	433,712,000	413,895,000
PEO Name	Michael Reed	Michael Reed	Michael Reed
Additional 402(v) Disclosure
Total Stockholder Return, or TSR, is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each respective year, calculated in accordance with Item 201(e) of Regulation S-K.
Reflects Net Income (loss) as reported in the Company's Consolidated Statements of Operations and Comprehensive Income (loss) included in the Company's Annual Reports on Form 10-K for the year ended December 31, 2023. Net Income includes amounts attributable to non-controlling interests.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
The Adjusted EBITDA measure was utilized for both our short-term incentive compensation program, as well as for setting goals for performance-based long-term incentives. We reconcile Adjusted EBITDA to Net income (loss) attributable to Gannett, which excludes amounts attributable to non-controlling interests. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA, as well as a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure, which is Net loss attributable to Gannett.

Measure:: 2
Pay vs Performance Disclosure
Name	Digital Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return
PEO | Grant Date Fair Value Of Equity Awards Granted During Fiscal Year As Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,697,623
PEO | Fair Value Of Equity Awards Granted In Current Year Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,078,510
PEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,345
PEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,463
PEO | Fair Value Of Equity Awards That Were Cancelled In Current Fiscal Year Value At Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,721,440
Non-PEO NEO | Grant Date Fair Value Of Equity Awards Granted During Fiscal Year As Reported In The Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	640,873
Non-PEO NEO | Fair Value Of Equity Awards Granted In Current Year Value At Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	787,097
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To End Of Current Fiscal Year For Awards Made In Prior Fiscal Years That Were Unvested At End Of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,689
Non-PEO NEO | Change In Fair Value From End Of Prior Fiscal Year To Vesting Date For Awards Made In Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,432